Label	Element	Value
Global Focus Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

Global Focus Real Estate Portfolio
(the "Fund")

Effective on December 11, 2023, each Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective on December 11, 2023, each Funds' Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Focus Real Estate Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Focus Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 11, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example tables under the section of the Prospectus entitled "Fund Summary—Global Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Global Focus Real Estate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.61%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	7.76%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,816
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,959
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,816
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,423
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,959
Global Focus Real Estate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	15.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.93%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	15.73%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,586
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,582
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	641
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,586
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,582
Global Focus Real Estate Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	31.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	33.54%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	31.59%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,886
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	5,278
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,873
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 9,886
Global Focus Real Estate Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	32.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	32.84%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	32.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	5,153
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,793
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,101

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.95% for Class C and 0.80% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.